ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2019
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12‑04(a) and 4‑08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs” and “Accumulated losses in excess of investment in subsidiaries and VIEs.” The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.

The Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2018 and 2019, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Inter-company charges, share-based compensation and other miscellaneous expenses for the years ended December 31, 2017, 2018 and 2019, which were previously recognized at the parent company level, had been pushed down to the WFOE/VIE level given the majority of services were provided to the WFOE/VIE entities.

Condensed Balance Sheets of Parent Company

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	4,493	324	47
Accounts receivable, net	—	81	12
Amounts due from subsidiaries and VIEs	55,460	—	—
Prepayments and other current assets	9,982	15,541	2,231
Total current assets	69,935	15,946	2,290
Total assets	69,935	15,946	2,290
LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIENCY)
Current liabilities:
Accrued expenses and other current liabilities	23,476	36,849	5,293
Salaries and welfare payable	—	1,367	196
Amounts due to subsidiaries and VIEs	—	344,831	49,532
Total current liabilities	23,476	383,047	55,021
Total liabilities	23,476	383,047	55,021
Commitments and contingencies
Shareholders’ equity (deficiency)
Ordinary shares—Class A (US$0.001 par value; 20,000,000 shares authorized, 4,543,461 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	31	31	4
Ordinary shares—Class B (US$0.001 par value; 180,000,000 shares authorized, 26,289,929 and 30,032,890 shares, issued and outstanding as of December 31, 2018 and 2019, respectively)	177	202	30
Additional paid-in capital	1,146,253	1,272,959	182,848
Statutory Reserve	12,903	12,903	1,853
Accumulated other comprehensive loss	(35,496)	(37,858)	(5,437)
Accumulated deficit	(1,077,409)	(1,615,338)	(232,029)
Gridsum’s shareholders’ equity (deficiency)	46,459	(367,101)	(52,731)
Total liabilities and shareholders’ equity	69,935	15,946	2,290

Condensed Statements of Operations and Comprehensive Loss of Parent Company

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses:
Sales and marketing expenses	—	—	—	—
Research and development expenses	—	—	—	—
General and administrative expenses	(872)	(53)	(2,839)	(408)
Total operating expenses	(872)	(53)	(2,839)	(408)
Loss from operations	(872)	(53)	(2,839)	(408)
Loss from subsidiaries and VIEs	(238,124)	(521,272)	(535,090)	(76,861)
Net loss	(238,996)	(521,325)	(537,929)	(77,269)
Net loss attributable to Gridsum’s ordinary shareholders	(238,996)	(521,325)	(537,929)	(77,269)
Comprehensive loss	(259,576)	(527,502)	(539,251)	(77,459)

Condensed Statements of Cash Flows of Parent Company

	For the Year Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	2,424	(10,753)	6,260	899
Cash flows from investing activities:
Investment of subsidiaries and VIEs	(291,008)	(12,136)	(84,710)	(12,168)
Net cash used in investing activities	(291,008)	(12,136)	(84,710)	(12,168)
Cash flows from financing activities:
Proceeds from issuance of Series C preferred shares	—	—	—	—
Proceeds from issuance of ordinary shares	3,091	27	74,281	10,670
Payment of financing costs in connection with the issuance of Series C preferred shares	—	—	—	—
Payment for IPO costs	(3,362)	—	—	—
Net cash provided by/(used in) financing activities	(271)	27	74,281	10,670
Net decrease in Cash, cash equivalents and restricted cash	(288,855)	(22,862)	(4,169)	(599)
Cash, cash equivalents and restricted cash at the beginning of the year	316,210	27,355	4,493	646
Cash, cash equivalents and restricted cash at the end of the year	27,355	4,493	324	47